UNITED STATESSECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3361

Fidelity Massachusetts Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Massachusetts Municipal Income Fund Fidelity® Massachusetts Municipal Money Market Fund Semi-Annual Report July 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Massachusetts Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Education	22.2	21.3
Health Care	19.8	20.0
Special Tax	16.3	19.0
General Obligations	15.4	12.3
Transportation	12.9	12.4

Quality Diversification (% of fund's net assets)

As of July 31, 2017
AAA	2.0%
AA,A	83.6%
BBB	11.1%
Not Rated	2.0%
Short-Term Investments and Net Other Assets	1.3%

As of January 31, 2017
AAA	2.6%
AA,A	83.4%
BBB	9.5%
Not Rated	1.5%
Short-Term Investments and Net Other Assets	3.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Massachusetts Municipal Income Fund

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008, 5.875% 10/1/18 (Escrowed to Maturity)	1,005,000	1,033,914
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A:
5% 12/1/29	$2,000,000	$2,269,420
5% 12/1/30	1,750,000	1,972,233

TOTAL GUAM		5,275,567

Massachusetts - 98.4%
Berkshire Wind Pwr. Coop. Corp. (Wind Proj.) Series 1, 5.25% 7/1/30	5,000,000	5,431,150
Boston Gen. Oblig. Series 2012 A, 5% 4/1/22	2,050,000	2,405,122
Boston Wtr. & Swr. Commission Rev.:
Series 2012 A, 4% 11/1/25	2,950,000	3,279,604
Series 2016 B:
5% 11/1/34	1,000,000	1,184,930
5% 11/1/35	1,500,000	1,772,535
5% 11/1/36	1,700,000	2,003,399
Sr. Series A, 5.25% 11/1/19	4,675,000	4,865,553
Braintree Gen. Oblig.:
5% 5/15/26	2,300,000	2,878,450
5% 5/15/27	2,000,000	2,524,600
5% 5/15/28	600,000	763,782
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	1,004,992
5% 1/1/24	340,000	394,866
Framingham Gen. Oblig. Series 2012 A:
4% 12/1/20	1,260,000	1,381,666
4% 12/1/24	1,360,000	1,525,294
Lynn Wtr. & Swr. Commission Gen. Rev. Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	440,000	441,065
Marshfield Gen. Oblig.:
5% 11/1/20	1,780,000	1,989,132
5% 11/1/21	1,730,000	1,990,365
Massachusetts Bay Trans. Auth.:
Series 1991 A:
7% 3/1/21 (Escrowed to Maturity)	115,000	118,971
7% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,460,000	1,618,395
7% 3/1/21	610,000	676,179
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2012 A, 5% 7/1/22	6,110,000	7,204,423
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C, 5.25% 7/1/23	3,950,000	4,812,325
Series 2004 C, 5.5% 7/1/22	5,285,000	6,348,818
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	5,263,320
Series 2006 A:
5.25% 7/1/29	3,005,000	3,876,781
5.25% 7/1/32	6,745,000	8,671,574
Series 2010 B:
5% 7/1/26	1,000,000	1,109,600
5% 7/1/28	1,000,000	1,108,690
5% 7/1/30	1,000,000	1,106,870
Series 2015 A:
5% 7/1/40	14,570,000	16,886,193
5% 7/1/45	14,125,000	16,261,971
Massachusetts Clean Energy Coop. Corp. Series 2013:
5% 7/1/25	2,795,000	3,296,088
5% 7/1/30	3,725,000	4,304,573
Massachusetts Clean Wtr. Trust:
(Pool Prog.):
Series 2004 A, 5.25% 2/1/24	1,170,000	1,442,165
Series 6, 5.25% 8/1/19	30,000	30,099
Series 8:
5% 8/1/17	110,000	110,000
5% 8/1/20	105,000	105,342
Series 14, 5% 8/1/38	8,390,000	9,016,481
Series 18:
5% 2/1/28	3,500,000	4,190,690
5% 2/1/29	6,355,000	7,566,136
Series 2002 A, 5.25% 8/1/20	680,000	682,346
Series 2012 B:
5% 8/1/27	295,000	346,991
5% 8/1/27 (Pre-Refunded to 8/1/22 @ 100)	5,605,000	6,610,649
5% 8/1/28	330,000	387,113
5% 8/1/28 (Pre-Refunded to 8/1/22 @ 100)	6,240,000	7,359,581
Series 6, 5.5% 8/1/30	1,310,000	1,314,572
5% 8/1/28	3,480,000	3,747,020
Massachusetts Commonwealth Trans. Fund Rev.:
(Accelerated Bridge Prog.) Series 2014 A, 5% 6/1/44	27,295,000	31,276,249
(Rail Enhancement Prog.) Series 2015 A, 5% 6/1/45	17,750,000	20,490,778
Series 2013 A, 5% 6/1/43	10,000,000	11,201,900
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B:
5% 1/1/22	11,000,000	11,979,330
5% 1/1/25	13,340,000	14,477,769
5% 1/1/26	4,210,000	4,563,851
5% 1/1/27	7,000,000	7,579,670
5% 1/1/30	5,000,000	5,437,700
5% 1/1/32	3,495,000	3,768,868
5% 1/1/35	4,230,000	4,584,474
Massachusetts Dev. Fin. Agcy. Hosp. Rev. Series 2013:
5.25% 11/15/36	3,000,000	3,358,260
5.25% 11/15/41	4,620,000	5,149,406
Massachusetts Dev. Fin. Agcy. Rev.:
( Suffolk Univ. Proj.) Series 2017:
5% 7/1/23	1,420,000	1,625,673
5% 7/1/25	1,500,000	1,746,570
(Boston College Proj.) Series T:
5% 7/1/38	1,235,000	1,464,006
5% 7/1/39	4,450,000	5,266,709
5% 7/1/42	1,875,000	2,208,488
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40 (Pre-Refunded to 10/1/19 @ 100)	3,100,000	3,409,969
(Brandeis Univ. Proj.) Series N:
5% 10/1/23	1,040,000	1,085,292
5% 10/1/24	1,210,000	1,262,550
(Carleton-Willard Village Proj.) Series 2010:
4.75% 12/1/20	2,745,000	2,930,672
5.25% 12/1/25	820,000	876,613
5.625% 12/1/30	1,000,000	1,071,610
(Deerfield Academy Proj.) 5% 10/1/40	10,500,000	11,626,860
(Lesley Univ. Proj.) Series 2016:
5% 7/1/29	1,640,000	1,922,752
5% 7/1/32	1,905,000	2,189,683
5% 7/1/33	2,020,000	2,308,335
5% 7/1/36	2,000,000	2,258,940
5% 7/1/39	5,800,000	6,517,576
(Partners HealthCare Sys. Proj.) Series 2011 K6, 5.375% 7/1/41	7,000,000	7,677,250
(Suffolk Univ. Proj.) Series 2017:
5% 7/1/21	750,000	837,825
5% 7/1/22	875,000	989,310
5% 7/1/24	1,000,000	1,152,950
5% 7/1/26	1,935,000	2,261,976
5% 7/1/27	2,085,000	2,453,878
5% 7/1/28	4,300,000	5,056,714
(Suffolk Univ., Proj.) Series 2017:
5% 7/1/29	3,250,000	3,782,318
5% 7/1/30	3,500,000	4,044,110
5% 7/1/31	3,750,000	4,320,900
5% 7/1/32	1,000,000	1,143,030
(Tufts Med. Ctr. Proj.) Series I, 6.25% 1/1/27	12,485,000	14,225,908
(UMASS Boston Student Hsg. Proj.) Series 2016:
5% 10/1/29	3,120,000	3,483,480
5% 10/1/30	1,100,000	1,225,906
5% 10/1/31	1,200,000	1,333,680
5% 10/1/32	1,240,000	1,374,627
5% 10/1/33	1,235,000	1,365,799
(UMass Memorial Health Care Proj.) Series K:
5% 7/1/28	1,260,000	1,461,890
5% 7/1/29	1,320,000	1,519,835
5% 7/1/30	1,390,000	1,589,465
5% 7/1/38	3,750,000	4,178,513
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/34	1,425,000	1,578,273
5% 10/1/35	1,495,000	1,649,658
5% 10/1/46	4,250,000	4,644,698
Series 2008 B:
0% 1/1/40 (Assured Guaranty Corp. Insured)	5,000,000	2,058,200
0% 1/1/41 (Assured Guaranty Corp. Insured)	5,000,000	1,960,200
0% 1/1/42 (Assured Guaranty Corp. Insured)	5,000,000	1,860,950
Series 2008:
5% 9/1/22	750,000	781,410
5% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	350,000	365,278
5% 9/1/26	1,020,000	1,062,269
5% 9/1/26 (Pre-Refunded to 9/1/18 @ 100)	480,000	500,952
5.75% 9/1/25 (Pre-Refunded to 9/1/18 @ 100)	9,500,000	9,980,320
Series 2010 B2, 5.25% 2/1/34 (Pre-Refunded to 2/1/21 @ 100)	5,000,000	5,703,900
Series 2011 B, 5% 7/1/41	6,520,000	7,286,100
Series 2011 H:
5.125% 7/1/26	5,595,000	6,176,209
5.5% 7/1/31	7,750,000	8,486,793
Series 2011:
5% 10/1/20	1,215,000	1,356,572
5% 7/1/41 (Pre-Refunded to 7/1/21 @ 100)	5,000,000	5,727,900
5.25% 10/1/41	5,485,000	6,226,078
Series 2012 G:
5% 10/1/23	2,245,000	2,523,088
5% 10/1/24	1,625,000	1,823,510
5% 10/1/25	1,600,000	1,790,688
5% 10/1/26	2,170,000	2,415,774
5% 10/1/27	2,235,000	2,476,827
5% 10/1/28	1,240,000	1,370,535
Series 2012 J, 5% 7/1/42	7,000,000	7,963,480
Series 2012 L, 5% 7/1/36	6,000,000	6,621,420
Series 2013 A:
6.25% 11/15/33 (a)	2,245,000	2,516,421
6.5% 11/15/43 (a)	4,000,000	4,512,560
Series 2013 F:
4% 7/1/32	2,050,000	2,089,975
4% 7/1/43	21,685,000	21,718,395
5% 7/1/27	1,300,000	1,487,525
5% 7/1/37	3,925,000	4,347,448
Series 2013 G, 5% 7/1/44	17,105,000	18,107,695
Series 2013 P, 5% 7/1/43	12,320,000	14,192,517
Series 2013 X, 5% 10/1/48	14,920,000	16,792,162
Series 2013, 5% 7/1/21	1,085,000	1,219,909
Series 2014 A:
5% 3/1/32	1,700,000	1,957,380
5% 3/1/33	1,250,000	1,430,288
5% 3/1/39	4,000,000	4,494,560
5% 3/1/44	15,765,000	17,664,052
Series 2014 F:
5% 7/15/19	250,000	263,533
5% 7/15/20	300,000	323,772
5% 7/15/21	300,000	330,891
5% 7/15/22	400,000	446,480
5% 7/15/23	350,000	397,677
5% 7/15/24	400,000	447,684
5% 7/15/25	550,000	612,376
5% 7/15/26	500,000	553,825
5% 7/15/27	200,000	220,272
5% 7/15/28	320,000	351,341
5.625% 7/15/36	800,000	888,320
5.75% 7/15/43	4,700,000	5,223,486
Series 2014 M4, 5% 7/1/44	15,000,000	16,869,150
Series 2014 P:
5% 10/1/32	5,000,000	5,829,050
5% 10/1/46	7,080,000	8,020,224
Series 2015 D, 5% 7/1/44	10,975,000	11,898,217
Series 2015 F, 5% 8/15/45	18,290,000	20,607,160
Series 2015 H1:
5% 7/1/26	3,585,000	4,281,422
5% 7/1/29	3,750,000	4,369,313
5% 7/1/30	1,800,000	2,083,374
5% 7/1/31	1,190,000	1,370,035
5% 7/1/32	1,000,000	1,145,200
5% 7/1/33	1,000,000	1,139,890
Series 2015 O2:
5% 7/1/27	8,635,000	10,298,619
5% 7/1/29	4,495,000	5,265,308
Series 2015 Q:
5% 8/15/28	1,000,000	1,201,060
5% 8/15/29	1,000,000	1,192,960
5% 8/15/32	1,500,000	1,771,380
5% 8/15/33	1,500,000	1,764,225
5% 8/15/34	1,790,000	2,098,220
5% 8/15/38	1,690,000	1,976,996
Series 2015:
5% 1/1/25	3,525,000	4,068,731
5% 1/1/27	2,695,000	3,078,741
5% 1/1/28	1,850,000	2,119,305
5% 1/1/29	2,945,000	3,375,088
Series 2016 A:
5% 1/1/47	5,000,000	5,512,450
5.25% 1/1/42	7,000,000	7,873,040
Series 2016 E:
5% 7/1/31	1,000,000	1,122,090
5% 7/1/32	2,200,000	2,456,036
5% 7/1/33	1,500,000	1,667,280
5% 7/1/34	1,500,000	1,661,235
5% 7/1/35	1,500,000	1,657,620
5% 7/1/36	1,000,000	1,102,680
5% 7/1/37	2,000,000	2,202,160
Series 2016 I:
5% 7/1/27	1,150,000	1,347,283
5% 7/1/30	1,400,000	1,624,616
5% 7/1/31	1,350,000	1,558,575
5% 7/1/32	1,610,000	1,849,246
5% 7/1/34	3,000,000	3,438,270
5% 7/1/36	2,000,000	2,278,800
5% 7/1/37	1,470,000	1,671,258
5% 7/1/38	1,000,000	1,134,420
5% 7/1/41	9,055,000	10,130,915
Series 2016 N, 5% 12/1/36	2,520,000	2,914,002
Series 2016 Q, 5% 7/1/46	10,100,000	11,815,384
Series 2016:
4% 10/1/36	1,250,000	1,307,563
5% 7/1/26	1,710,000	2,016,945
5% 7/1/29	2,000,000	2,307,320
5% 7/1/30	2,000,000	2,292,180
5% 7/1/31	1,700,000	1,939,819
5% 10/1/32	1,760,000	2,072,453
5% 9/1/33	475,000	563,265
5% 10/1/33	1,500,000	1,757,040
5% 10/1/34	1,500,000	1,750,455
5% 9/1/35	375,000	442,035
5% 10/1/35	1,500,000	1,746,525
5% 7/1/36	3,000,000	3,363,810
5% 9/1/36	315,000	370,481
5% 9/1/37	840,000	975,517
5% 10/1/37	2,000,000	2,319,980
5% 10/1/39	5,000,000	5,782,600
5% 7/1/41	5,145,000	5,731,273
5% 7/1/46	1,440,000	1,595,938
5% 9/1/46	3,235,000	3,751,306
5% 10/1/46	4,000,000	4,588,160
5% 10/1/48	1,000,000	1,085,610
5% 9/1/52	4,100,000	4,691,220
Series 2017:
5% 7/1/20	165,000	179,466
5% 7/1/21	180,000	199,570
5% 7/1/22	180,000	201,821
5% 7/1/26	160,000	181,507
5% 7/1/37	600,000	661,920
5% 7/1/42	500,000	547,355
5% 7/1/47	2,250,000	2,448,855
Series BB1, 5% 10/1/46	355,000	408,115
Series I, 6.875% 1/1/41	9,540,000	10,913,092
Series L, 5% 7/1/41	4,900,000	5,382,405
Series N 2016:
5% 12/1/41	8,310,000	9,529,326
5% 12/1/46	12,325,000	14,058,635
5% 3/1/34	4,375,000	4,991,788
5.25% 7/1/25	1,000,000	1,134,250
5.25% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,191,530
5.25% 7/1/26	1,000,000	1,126,330
5.25% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,191,530
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds Series 2009, 5.75%, tender 5/1/19 (b)	2,000,000	2,163,120
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A:
5.5% 1/1/22	3,500,000	3,808,490
5.5% 1/1/23 (c)	125,000	132,483
Series 2017 A:
5% 7/1/22 (c)	1,000,000	1,139,650
5% 7/1/23 (c)	1,500,000	1,733,385
5% 7/1/24 (c)	2,000,000	2,323,760
5% 7/1/25 (c)	2,250,000	2,623,343
5% 7/1/26 (c)	1,650,000	1,927,398
Massachusetts Fed. Hwy. Series 2013 A:
5% 6/15/26	5,000,000	5,833,650
5% 6/15/27	5,000,000	5,836,200
Massachusetts Gen. Oblig.:
Series 2004 A, 5.5% 8/1/30	2,000,000	2,588,740
Series 2006 B, 5.25% 9/1/22	5,360,000	6,394,105
Series 2007 A, 1.354% 5/1/37 (b)	20,115,000	19,164,365
Series 2011 B:
5% 8/1/24 (Pre-Refunded to 8/1/20 @ 100)	1,750,000	1,950,498
5% 8/1/25 (Pre-Refunded to 8/1/20 @ 100)	1,930,000	2,151,120
Series 2014 E:
5% 9/1/28 (Pre-Refunded to 9/1/22 @ 100)	10,400,000	12,318,488
5% 9/1/29	7,500,000	8,782,725
5% 9/1/30	5,000,000	5,833,850
5% 9/1/31	8,000,000	9,312,880
Series 2015 C:
5% 7/1/40	12,730,000	14,704,678
5% 7/1/45	22,075,000	25,347,398
Series 2016 A, 5% 3/1/46	12,985,000	14,756,803
Series 2016 B:
5% 7/1/31	19,965,000	23,947,219
5% 7/1/32	5,000,000	5,966,450
5% 7/1/33	5,500,000	6,534,165
5% 7/1/34	10,245,000	12,126,699
5% 7/1/35	5,500,000	6,495,830
5% 7/1/36	10,260,000	12,091,000
5% 7/1/37	8,495,000	9,996,321
Series 2016:
5% 3/1/31	1,500,000	1,765,920
5% 3/1/32	7,500,000	8,764,350
Series 2017 A:
5% 4/1/34	6,875,000	8,217,963
5% 4/1/35	9,580,000	11,415,432
5% 4/1/42	11,860,000	13,955,899
Series 2017 C, 5% 10/1/26	20,000,000	25,018,200
Series 2017 D:
5% 2/1/33	2,550,000	3,050,106
5% 2/1/35	6,300,000	7,488,999
5% 2/1/36	20,000,000	23,701,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Berklee College Proj.):
5% 10/1/19	230,000	231,433
5% 10/1/21	225,000	226,393
5% 10/1/23	140,000	140,862
5% 10/1/25	415,000	417,544
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (d)	5,260,000	5,283,828
(Cape Cod Healthcare Proj.) Series 2004 D:
5% 11/15/31 (Pre-Refunded to 11/15/19 @ 100)	2,000,000	2,179,640
5.125% 11/15/35 (Pre-Refunded to 11/15/19 @ 100)	1,000,000	1,092,640
6% 11/15/28 (Pre-Refunded to 11/15/19 @ 100)	2,735,000	3,042,250
(Children's Hosp. Proj.) Series 2009 M, 5.5% 12/1/39	20,000,000	21,977,800
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/17	775,000	780,131
5% 10/1/18	500,000	523,320
5% 10/1/20	2,000,000	2,089,240
5% 10/1/22	1,160,000	1,211,202
5% 10/1/27	3,030,000	3,160,169
5% 10/1/28	1,000,000	1,042,370
5% 10/1/33	5,000,000	5,200,000
Series 2009 Y1:
5% 10/1/17	1,570,000	1,580,393
5% 10/1/19	1,730,000	1,873,279
Series 2009 Y2:
5% 10/1/17	1,145,000	1,152,580
5% 10/1/18	1,215,000	1,271,668
(Partners HealthCare Sys., Inc. Proj.):
Series 2009 I3, 5% 7/1/21	2,300,000	2,480,550
Series 2010 J1, 5% 7/1/39	23,500,000	24,963,345
(Tufts Univ. Proj.) Series J, 5.5% 8/15/17	500,000	500,780
(Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38	18,995,000	20,563,797
(Woods Hole Oceanographic Institution Proj.) Series 2008 B:
5.25% 6/1/25	1,760,000	1,819,998
5.375% 6/1/30	8,000,000	8,276,880
Series 2007 E:
5% 7/15/32	1,155,000	1,157,876
5% 7/15/37	2,750,000	2,756,298
Series 2010 C:
5% 7/1/30	4,460,000	4,745,217
5.125% 7/1/35	930,000	985,475
Series E, 5% 7/15/27	7,195,000	7,214,067
Massachusetts Port Auth. Rev.:
Series 2010 A:
5% 7/1/34	2,000,000	2,206,480
5% 7/1/40	12,000,000	13,188,240
Series 2012 A:
5% 7/1/37 (c)	2,000,000	2,265,280
5% 7/1/42 (c)	10,300,000	11,589,354
Series 2012 B:
5% 7/1/25	4,150,000	4,845,872
5% 7/1/27	6,570,000	7,664,891
5% 7/1/28	5,030,000	5,860,453
Series 2014 B, 5% 7/1/39 (c)	4,965,000	5,623,558
Series 2014 C:
5% 7/1/28	3,000,000	3,552,660
5% 7/1/29	4,205,000	4,950,084
5% 7/1/30	3,000,000	3,512,700
Series 2015 A:
5% 7/1/28	460,000	553,412
5% 7/1/28 (c)	500,000	587,640
5% 7/1/29 (c)	1,245,000	1,453,513
5% 7/1/30	1,400,000	1,663,046
5% 7/1/30 (c)	1,450,000	1,682,740
5% 7/1/40 (c)	2,000,000	2,246,820
5% 7/1/45 (c)	3,500,000	3,908,625
5% 7/1/45	5,570,000	6,399,930
Series 2016 A:
5% 7/1/26	695,000	872,135
5% 7/1/28	760,000	929,267
5% 7/1/30	1,660,000	1,999,935
5% 7/1/32	1,970,000	2,354,249
5% 7/1/36	3,760,000	4,434,243
Series 2016 B:
4% 7/1/46 (c)	10,455,000	10,795,310
5% 7/1/43 (c)	6,410,000	7,276,953
Series 2017 A:
5% 7/1/30 (c)	1,280,000	1,517,350
5% 7/1/31 (c)	1,095,000	1,292,856
5% 7/1/32 (c)	1,370,000	1,609,791
5% 7/1/33 (c)	1,250,000	1,462,938
5% 7/1/35 (c)	1,000,000	1,164,750
5% 7/1/36 (c)	1,720,000	2,000,171
5% 7/1/42 (c)	4,110,000	4,726,459
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,615,000	1,619,490
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000,000	1,002,770
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,560,000	1,564,321
5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000,000	1,002,750
(BosFuel Proj.) Series 2007, 5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,175,000	5,186,799
(ConRAC Proj.) Series 2011 A, 5.125% 7/1/41	13,000,000	14,391,520
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/18 (AMBAC Insured) (c)	6,000,000	6,026,040
5.5% 1/1/19 (AMBAC Insured) (c)	5,000,000	5,021,900
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2007 A, 5% 8/15/37 (Pre-Refunded to 8/15/17 @ 100)	25,000	25,035
Series 2011 B:
5% 10/15/41	25,000,000	28,308,250
5.25% 10/15/35	12,500,000	14,384,250
Series 2012 A:
5% 8/15/23	15,000,000	17,671,500
5% 8/15/24	27,500,000	32,368,302
Series 2012 B:
5% 8/15/27	10,000,000	11,727,800
5% 8/15/28	12,000,000	14,054,160
5% 8/15/30	18,400,000	21,491,384
Series 2013 A, 5% 5/15/43	18,675,000	21,216,854
Series 2016 A:
5% 11/15/40	7,335,000	8,555,691
5% 11/15/41	7,710,000	8,974,517
Series 2016 C, 5% 11/15/33	20,000,000	23,881,000
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,935,000	6,284,928
Series 2005:
5.25% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,270,000	4,820,232
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,284,060
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,770,000	6,200,428
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity)	2,250,000	2,091,060
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	4,562,675
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,136,839
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,035,313
Series 2009 B:
5% 5/1/35	5,560,000	6,104,824
5% 5/1/40	4,625,000	5,063,774
Series 2012 A:
5% 5/1/36	7,360,000	8,383,040
5% 5/1/41	10,000,000	11,269,000
Series 2012 B:
5% 5/1/29	2,000,000	2,315,400
5% 5/1/30	1,870,000	2,160,261
5% 5/1/37	3,075,000	3,497,936
5% 5/1/43	11,125,000	12,510,063
Series 2014 B:
5% 5/1/39	2,500,000	2,855,600
5% 5/1/44	13,935,000	15,825,004
Series 2014 D:
5% 5/1/39	7,575,000	8,693,600
5% 5/1/41	4,515,000	5,168,275
Series 2016 A:
5% 5/1/38	11,450,000	13,166,584
5% 5/1/41	7,960,000	9,111,732
5% 5/1/49	12,015,000	13,672,950
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,625,796
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	4,316,519
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	5,782,392
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	23,845,628
Sr. Series C, 0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,815,000	13,557,074
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity)	5,420,000	5,750,891
Series 2009 B1, 5% 8/1/22 (Pre-Refunded to 8/1/19 @ 100)	520,000	560,971
Series 2011 B:
5% 8/1/36 (Pre-Refunded to 8/1/21 @ 100)	905,000	1,041,031
5% 8/1/36 (Pre-Refunded to 8/1/21 @ 100)	4,110,000	4,727,774
5% 8/1/41 (Pre-Refunded to 8/1/21 @ 100)	16,000,000	18,404,960
Series 2011 C, 5.25% 8/1/42	8,425,000	9,599,782
Series 2012 A, 5% 8/1/37	8,000,000	9,221,680
Series 2014 F, 5% 8/1/26	8,790,000	10,714,658
Series 2016 B, 5% 8/1/40	4,625,000	5,433,126
Series 2016 C:
5% 8/1/35	12,550,000	14,863,342
5% 8/1/40	27,000,000	31,717,710
Plymouth Gen. Oblig.:
Series 2009:
5% 5/15/23 (Pre-Refunded to 5/15/19 @ 100)	1,255,000	1,344,180
5% 5/15/25 (Pre-Refunded to 5/15/19 @ 100)	1,150,000	1,231,719
5% 10/15/17	1,665,000	1,678,986
5% 10/15/19	500,000	542,945
Reading Gen. Oblig. Series 2012:
5% 2/1/20	1,165,000	1,275,885
5% 2/1/22	1,245,000	1,445,470
5% 2/1/23	1,185,000	1,408,467
Springfield Gen. Oblig. Series 2017:
5% 3/1/20	2,715,000	2,986,283
5% 3/1/23	1,775,000	2,108,292
5% 3/1/24	2,225,000	2,686,243
5% 3/1/25	2,420,000	2,962,395
Taunton Gen. Oblig. 5% 12/1/17	1,965,000	1,991,154
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
(Bldg. Auth. Proj.) Series 2015 1:
5% 11/1/27	3,500,000	4,261,635
5% 11/1/28	6,000,000	7,240,080
5% 11/1/29	6,230,000	7,460,612
5% 11/1/30	6,000,000	7,145,520
Series 2014 1, 5% 11/1/44	20,445,000	23,331,630
Series 2015 1, 5% 11/1/40	9,595,000	11,162,055
Westfield Gen. Oblig. Series 2014:
5% 3/1/26	2,990,000	3,552,419
5% 3/1/27	2,740,000	3,225,747
Worcester Gen. Oblig. Series 2001 A:
5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	311,042
5.5% 8/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220,000	220,832

TOTAL MASSACHUSETTS		2,130,072,270

TOTAL MUNICIPAL BONDS
(Cost $2,056,300,706)		2,135,347,837
TOTAL INVESTMENT PORTFOLIO - 98.7%
(Cost $2,056,300,706)		2,135,347,837
NET OTHER ASSETS (LIABILITIES) - 1.3%		28,537,069
NET ASSETS - 100%		$2,163,884,906

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,028,981 or 0.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,283,828 or 0.2% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$4,933,512

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Education	22.2%
Health Care	19.8%
Special Tax	16.3%
General Obligations	15.4%
Transportation	12.9%
Water & Sewer	6.2%
Others* (Individually Less Than 5%)	7.2%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Massachusetts Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,056,300,706)		$2,135,347,837
Cash		10,913,648
Receivable for investments sold		2,180,004
Receivable for fund shares sold		1,218,057
Interest receivable		20,055,642
Other receivables		5,332
Total assets		2,169,720,520
Liabilities
Payable for investments purchased	$276,670
Payable for fund shares redeemed	2,934,272
Distributions payable	1,779,432
Accrued management fee	643,894
Other affiliated payables	166,404
Other payables and accrued expenses	34,942
Total liabilities		5,835,614
Net Assets		$2,163,884,906
Net Assets consist of:
Paid in capital		$2,083,843,265
Undistributed net investment income		1,000,847
Accumulated undistributed net realized gain (loss) on investments		(6,337)
Net unrealized appreciation (depreciation) on investments		79,047,131
Net Assets, for 177,076,702 shares outstanding		$2,163,884,906
Net Asset Value, offering price and redemption price per share ($2,163,884,906 ÷ 177,076,702 shares)		$12.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2017 (Unaudited)
Investment Income
Interest		$35,034,145
Expenses
Management fee	$3,830,133
Transfer agent fees	790,195
Accounting fees and expenses	192,426
Custodian fees and expenses	7,683
Independent trustees' fees and expenses	4,079
Registration fees	20,863
Audit	29,319
Legal	8,818
Miscellaneous	10,937
Total expenses before reductions	4,894,453
Expense reductions	(14,148)	4,880,305
Net investment income (loss)		30,153,840
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		205,416
Total net realized gain (loss)		205,416
Change in net unrealized appreciation (depreciation) on investment securities		45,374,607
Net gain (loss)		45,580,023
Net increase (decrease) in net assets resulting from operations		$75,733,863

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2017 (Unaudited)	Year ended January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,153,840	$66,571,528
Net realized gain (loss)	205,416	32,321,403
Change in net unrealized appreciation (depreciation)	45,374,607	(124,583,862)
Net increase (decrease) in net assets resulting from operations	75,733,863	(25,690,931)
Distributions to shareholders from net investment income	(30,108,272)	(66,475,663)
Distributions to shareholders from net realized gain	(4,396,777)	(28,608,828)
Total distributions	(34,505,049)	(95,084,491)
Share transactions
Proceeds from sales of shares	147,256,931	403,353,932
Reinvestment of distributions	22,577,169	62,296,451
Cost of shares redeemed	(174,492,833)	(492,967,120)
Net increase (decrease) in net assets resulting from share transactions	(4,658,733)	(27,316,737)
Redemption fees	–	8,554
Total increase (decrease) in net assets	36,570,081	(148,083,605)
Net Assets
Beginning of period	2,127,314,825	2,275,398,430
End of period	$2,163,884,906	$2,127,314,825
Other Information
Undistributed net investment income end of period	$1,000,847	$955,279
Shares
Sold	12,202,190	32,242,308
Issued in reinvestment of distributions	1,868,452	5,037,281
Redeemed	(14,462,761)	(40,221,214)
Net increase (decrease)	(392,119)	(2,941,625)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Massachusetts Municipal Income Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.99	$12.61	$12.73	$11.99	$12.69	$12.63
Income from Investment Operations
Net investment income (loss)A	.171	.358	.390	.405	.399	.420
Net realized and unrealized gain (loss)	.254	(.467)	(.079)	.763	(.630)	.141
Total from investment operations	.425	(.109)	.311	1.168	(.231)	.561
Distributions from net investment income	(.170)	(.358)	(.389)	(.405)	(.399)	(.418)
Distributions from net realized gain	(.025)	(.153)	(.042)	(.023)	(.070)	(.083)
Total distributions	(.195)	(.511)	(.431)	(.428)	(.469)	(.501)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$12.22	$11.99	$12.61	$12.73	$11.99	$12.69
Total ReturnC,D	3.58%	(.92)%	2.54%	9.91%	(1.79)%	4.51%
Ratios to Average Net AssetsE
Expenses before reductions	.46%F	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.46%F	.46%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.46%F	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	2.85%F	2.85%	3.13%	3.29%	3.28%	3.31%
Supplemental Data
Net assets, end of period (000 omitted)	$2,163,885	$2,127,315	$2,275,398	$2,227,164	$2,000,388	$2,559,130
Portfolio turnover rate	14%F	25%	11%	8%	11%	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Massachusetts Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 7/31/17	% of fund's investments 1/31/17	% of fund's investments 7/31/16
1 - 7	82.9	79.6	85.4
8 - 30	2.3	1.8	1.9
31 - 60	9.3	7.9	4.8
61 - 90	3.2	2.6	2.7
91 - 180	1.3	5.0	2.3
> 180	1.0	3.1	2.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of July 31, 2017
Variable Rate Demand Notes (VRDNs)	40.8%
Tender Option Bond	25.9%
Other Municipal Security	21.3%
Investment Companies	11.9%
Net Other Assets (Liabilities)	0.1%

As of January 31, 2017
Variable Rate Demand Notes (VRDNs)	41.2%
Tender Option Bond	24.1%
Other Municipal Security	23.3%
Investment Companies	11.7%
Net Other Assets (Liabilities)*	(0.3)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	7/31/17	4/30/17	1/31/17	10/31/16	7/31/16
Fidelity® Massachusetts Municipal Money Market Fund	0.40%	0.46%	0.26%	0.22%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® Massachusetts Municipal Money Market Fund

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 40.8%
	Principal Amount	Value
Alabama - 0.2%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1% 8/7/17, VRDN (a)(b)	$6,300,000	$6,300,000
Arizona - 0.1%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.91% 8/7/17, VRDN (a)	1,800,000	1,800,000
Arkansas - 0.5%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.04% 8/7/17, VRDN (a)(b)	1,900,000	1,900,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.97% 8/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	12,300,000	12,300,000
		14,200,000
Connecticut - 0.3%
Connecticut Gen. Oblig. Series 2016 C, 0.94% 8/7/17 (Liquidity Facility Bank of America NA), VRDN (a)	10,000,000	10,000,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.99% 8/7/17, VRDN (a)	1,200,000	1,200,000
Series 1994, 0.93% 8/1/17, VRDN (a)(b)	1,300,000	1,300,000
Series 1999 B, 0.91% 8/7/17, VRDN (a)(b)	2,400,000	2,400,000
		4,900,000
Georgia - 0.0%
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.92% 8/7/17, VRDN (a)(b)	700,000	700,000
Indiana - 0.3%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 1% 8/7/17, VRDN (a)(b)	2,000,000	2,000,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 0.96% 8/7/17, VRDN (a)	1,900,000	1,900,000
Series I, 0.96% 8/7/17, VRDN (a)	800,000	800,000
Michigan City Ltd. Oblig. Rev. (Palatek Proj.) 0.97% 8/7/17, LOC Comerica Bank, VRDN (a)(b)	2,715,000	2,715,000
		7,415,000
Iowa - 0.3%
Iowa Fin. Auth. Solid Disp. Waste Rev.:
(MidAmerican Energy Co. Proj.) Series 2016 B, 0.92% 8/7/17, VRDN (a)(b)	5,600,000	5,600,000
(MidAmerican Energy Proj.) Series 2008 A, 0.92% 8/7/17, VRDN (a)(b)	3,900,000	3,900,000
		9,500,000
Kentucky - 0.3%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 0.91% 8/7/17, VRDN (a)(b)	10,200,000	10,200,000
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.94% 8/7/17, VRDN (a)	3,500,000	3,500,000
Series 2010 B1, 0.94% 8/7/17, VRDN (a)	10,500,000	10,500,000
		14,000,000
Massachusetts - 37.7%
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.8% 8/7/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)	6,000,000	6,000,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.87% 8/7/17, LOC Citibank NA, VRDN (a)	67,100,000	67,100,000
Series 2010 A2:
0.8% 8/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,100,000	1,100,000
0.83% 8/7/17, LOC Barclays Bank PLC, VRDN (a)	11,365,000	11,365,000
Series 2010 A3, 0.8% 8/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	17,925,000	17,925,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 1.06% 8/7/17, LOC Bank of America NA, VRDN (a)(b)	700,000	700,000
(Monkiewicz Realty Trust Proj.) 1.1% 8/7/17, LOC Bank of America NA, VRDN (a)(b)	1,080,000	1,080,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Salem Heights Apts. Proj.) Series 2003 A, 0.88% 8/7/17, LOC Fed. Home Ln. Bank of Boston, VRDN (a)(b)	12,200,000	12,200,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.8% 8/7/17, LOC Bank of America NA, VRDN (a)	11,100,000	11,100,000
(Boston Univ. Proj.):
Series U-6C, 0.69% 8/1/17, LOC TD Banknorth, NA, VRDN (a)	4,490,000	4,490,000
Series U3, 0.77% 8/7/17, LOC Northern Trust Co., VRDN (a)	36,400,000	36,400,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.82% 8/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	12,660,000	12,660,000
(Clark Univ. Proj.) 0.83% 8/7/17, LOC TD Banknorth, NA, VRDN (a)	35,100,000	35,100,000
(College of the Holy Cross Proj.) Series 2008 A, 0.69% 8/1/17, LOC JPMorgan Chase Bank, VRDN (a)	4,810,000	4,810,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 0.87% 8/7/17, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	1,880,000	1,880,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.83% 8/7/17, LOC TD Banknorth, NA, VRDN (a)	4,035,000	4,035,000
(ISO New England, Inc. Proj.) Series 2005, 0.78% 8/7/17, LOC TD Banknorth, NA, VRDN (a)	1,645,000	1,645,000
(Partners HealthCare Sys. Proj.):
Series 2011 K2, 0.83% 8/7/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	12,500,000	12,500,000
Series 2014 M1, 0.72% 8/1/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,500,000	6,500,000
(Seven Hills Foundation and Affiliates Proj.):
Series 2008 A, 0.8% 8/7/17, LOC TD Banknorth, NA, VRDN (a)	8,515,000	8,515,000
Series 2008 B, 0.8% 8/7/17, LOC TD Banknorth, NA, VRDN (a)	3,840,000	3,840,000
(Simmons College Proj.) Series G, 0.83% 8/7/17, LOC JPMorgan Chase Bank, VRDN (a)	43,710,000	43,710,000
(Wilber School Apts. Proj.) Series 2008 A, 0.84% 8/7/17, LOC Bank of America NA, VRDN (a)	6,300,000	6,300,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.8% 8/7/17, LOC TD Banknorth, NA, VRDN (a)	15,885,000	15,885,000
Series 2001, 0.83% 8/7/17, LOC TD Banknorth, NA, VRDN (a)	3,470,000	3,470,000
Series 2006, 0.82% 8/7/17, LOC PNC Bank NA, VRDN (a)	14,045,000	14,045,000
Series 2010, 0.84% 8/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,575,000	6,575,000
Series 2014 M2, 0.8% 8/7/17, LOC Bank of New York, New York, VRDN (a)	17,000,000	17,000,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.89% 8/7/17, LOC JPMorgan Chase Bank, VRDN (a)	35,000,000	35,000,000
Series 2009 J2, 0.72% 8/1/17, LOC JPMorgan Chase Bank, VRDN (a)	10,440,000	10,440,000
Series 2009 K, 0.87% 8/7/17, LOC Bank of America NA, VRDN (a)	13,600,000	13,600,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.72% 8/1/17, LOC Wells Fargo Bank NA, VRDN (a)	7,520,000	7,520,000
(Boston Univ. Proj.) Series H, 0.77% 8/7/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,575,000	4,575,000
(Children's Hosp. Proj.):
Series 2010 N3, 0.81% 8/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)	62,100,000	62,100,000
Series 2010 N4, 0.74% 8/1/17, LOC Wells Fargo Bank NA, VRDN (a)	53,600,000	53,600,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.81% 8/7/17, LOC HSBC Bank U.S.A., NA, VRDN (a)	7,215,000	7,215,000
(Harvard Univ. Proj.):
Series R, 0.32% 8/1/17, VRDN (a)	17,680,000	17,680,000
Series Y, 0.8% 8/7/17, VRDN (a)	8,825,000	8,825,000
(Henry Heywood Memorial Hosp. Proj.) Series 2009 C, 0.75% 8/1/17, LOC TD Banknorth, NA, VRDN (a)	980,000	980,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.78% 8/7/17, VRDN (a)	37,450,000	37,449,996
Series 2001 J2, 0.8% 8/7/17, VRDN (a)	64,995,000	64,995,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.88% 8/7/17, LOC JPMorgan Chase Bank, VRDN (a)	34,540,000	34,540,000
(Partners HealthCare Sys., Inc. Proj.) Series 2005 F, 0.78% 8/7/17, LOC TD Banknorth, NA, VRDN (a)	5,315,000	5,315,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.77% 8/7/17, LOC TD Banknorth, NA, VRDN (a)	42,175,000	42,175,000
(Williams College Proj.) Series I, 0.8% 8/7/17, VRDN (a)	10,496,000	10,496,000
Series 2009 O-1, 0.86% 8/7/17, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	16,165,000	16,165,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. (Princeton Westford Proj.) Series 2015 A, 0.83% 8/7/17, LOC Bank of America NA, VRDN (a)	13,800,000	13,800,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev.:
Series 2009 A, 0.84% 8/7/17, LOC TD Banknorth, NA, VRDN (a)	6,525,000	6,525,000
Series 2013 F, 0.87% 8/7/17, LOC TD Banknorth, NA, VRDN (a)(b)	25,580,000	25,580,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev. (Boutwell Owens & Co., Inc. Proj.) Series 1998, 1.15% 8/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	80,000	80,000
Massachusetts Indl. Fin. Agcy. Rev. (Governor Dummer Academy Proj.) Series 1996, 0.83% 8/7/17, LOC TD Banknorth, NA, VRDN (a)	5,400,000	5,400,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 1% 8/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	32,100,000	32,100,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1999 B, 0.8% 8/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	34,600,000	34,600,000
Series 2002 C, 0.72% 8/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,600,000	2,600,000
Series 2008 C2, 0.81% 8/7/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	25,230,000	25,230,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.83% 8/7/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	112,915,000	112,915,000
FHLMC Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series 2004 A, 0.95% 8/7/17, LOC Freddie Mac, VRDN (a)(b)	24,840,000	24,840,000
(Tammy Brook Apts. Proj.) Series 2009, 0.87% 8/7/17, LOC Freddie Mac, VRDN (a)	5,990,000	5,990,000
FNMA Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Avalon Acton Apts. Proj.) Series 2006, 0.92% 8/7/17, LOC Fannie Mae, VRDN (a)(b)	45,000,000	45,000,000
		1,135,260,996
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1% 8/7/17, VRDN (a)(b)	3,400,000	3,400,000
North Carolina - 0.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.04% 8/7/17, VRDN (a)(b)	1,000,000	1,000,000
Texas - 0.0%
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 1.03% 8/7/17 (Total SA Guaranteed), VRDN (a)(b)	1,300,000	1,300,000
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.06% 8/7/17, VRDN (a)(b)	5,800,000	5,800,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.09% 8/7/17, VRDN (a)(b)	3,100,000	3,100,000
		8,900,000
Wyoming - 0.0%
Converse County Envir. Impt. Rev. Series 1995, 0.99% 8/7/17, VRDN (a)(b)	200,000	200,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,229,075,996)		1,229,075,996

Tender Option Bond - 25.9%
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 1.02% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,165,000	1,165,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 0.91% 8/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	400,000	400,000
		1,565,000
Illinois - 0.1%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.92% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,635,000	2,635,000
Massachusetts - 25.5%
Billerica Gen. Oblig. Bonds Series Solar 17 0027, 0.98%, tender 8/10/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,400,000	3,400,000
JPMorgan Chase Participating VRDN Series Putters 16 5005, 0.8% 8/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	18,600,000	18,600,000
Massachusetts Clean Wtr. Trust Bonds:
Series Clipper 05 36, 0.87%, tender 8/3/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	8,105,000	8,105,000
Series Clipper 09 30, 1.02%, tender 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	12,200,000	12,200,000
Massachusetts Commonwealth Trans. Fund Rev. Bonds Series 2016 20, 0.87%, tender 8/3/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	18,825,000	18,825,000
Massachusetts Dev. Fin. Agcy. Participating VRDN Series Floaters XM 03 68, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,600,000	8,600,000
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series WF 10 56C, 1.12%, tender 1/25/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	19,805,000	19,805,000
Participating VRDN:
Series 15 XF0245, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,135,000	8,135,000
Series 2016 XF2207, 0.84% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,000,000	2,000,000
Series 2016 XM0136, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(e)	1,875,000	1,875,000
Series 2016 XM0137, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,865,000	2,865,000
Series MS 3373, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,100,000	7,100,000
Series MS 3389X, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,500,000	2,500,000
Series ROC II R 11999X, 0.84% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,785,000	6,785,000
Massachusetts Gen. Oblig.:
Bonds:
Series Clipper 09 37, 1.02%, tender 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	36,075,000	36,075,000
Series Clipper 09 67, 0.87%, tender 8/3/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	72,700,000	72,700,000
Series Clipper 09 69, 1.02%, tender 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	42,200,000	42,200,000
Participating VRDN:
Series 16 XF0374, 0.87% 8/7/17 (Liquidity Facility Bank of America NA) (a)(c)	9,000,000	9,000,000
Series 16 XM 03 35, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,700,000	6,700,000
Series 16 XM0221, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	13,455,000	13,455,000
Series 16 ZF0377, 0.86% 8/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,375,000	4,375,000
Series Floaters 16 ZF2364, 0.85% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,400,000	4,400,000
Series Floaters XF 05 28, 0.86% 8/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,385,000	2,385,000
Series Floaters XF 05 30, 0.86% 8/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,830,000	2,830,000
Series Floaters XG 01 42, 0.84% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,500,000	3,500,000
Series Floaters XM 03 72, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000,000	4,000,000
Series Floaters XM 04 28, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500,000	7,500,000
Massachusetts Health & Edl. Facilities Auth. Participating VRDN Series XL 00 17, 0.89% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,785,000	10,785,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds Series Clipper 09 39, 0.87%, tender 8/3/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	15,450,000	15,450,000
Participating VRDN:
Series 16 XM0217, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	41,800,000	41,800,000
Series BA 15 XM0074, 0.86% 8/7/17 (Liquidity Facility Bank of America NA) (a)(c)	10,000,000	10,000,000
Series Floaters XF 00 47, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,600,000	9,600,000
Massachusetts Health and Edl. Facilities Auth. Rev. Participating VRDN Series 2017, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,175,000	11,175,000
Massachusetts School Bldg. Auth. Participating VRDN:
Series Floaters XM 03 89, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,400,000	4,400,000
Series XM 03 54, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,250,000	4,250,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Bonds Series Solar 17 13, 0.87%, tender 8/3/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,200,000	3,200,000
Participating VRDN:
Series 15 XF2203, 0.84% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,960,000	3,960,000
Series 16 XM0239, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,210,000	7,210,000
Series 16 ZM0173, 0.85% 8/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	10,000,000	10,000,000
Series EGL 14 C031A, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	12,375,000	12,375,000
Series EGL 15 0004, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	57,460,000	57,460,000
Series EGL 15 001, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	56,710,000	56,710,000
Series EGL 15 002, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	64,000,000	64,000,000
Series EGL 15 003, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	48,340,000	48,340,000
Series Floaters XM 04 30, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,335,000	3,335,000
Series Floaters XM 05 21, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,000,000	3,000,000
Series Floaters XX 10 08, 0.84% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,500,000	3,500,000
Series Floaters YX 10 29, 0.84% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,610,000	4,610,000
Series MS 30911, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,700,000	2,700,000
Series ROC II R 14021, 0.84% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,000,000	6,000,000
Massachusetts St. Wtr. Resources Auth. Bonds Series 2016 E74, 1%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	34,845,000	34,845,000
Massachusetts Wtr. Resources Auth. Participating VRDN Series XM 02 87, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,300,000	1,300,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Participating VRDN Series XL 0042, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,380,000	8,380,000
		768,300,000
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.91% 8/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,000,000	2,000,000
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.01% 8/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,300,000	1,300,000
Ohio - 0.0%
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1% 9/11/17 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	1,500,000	1,500,000
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.97% 8/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,450,000	4,450,000
TOTAL TENDER OPTION BOND
(Cost $781,750,000)		781,750,000

Other Municipal Security - 21.3%
Georgia - 0.9%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.92%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (a)	13,275,000	13,275,000
Series 2010 A2, 0.92%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (a)	13,340,000	13,340,000
		26,615,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.99% tender 8/2/17, CP mode	2,400,000	2,400,000
Massachusetts - 19.9%
Billerica Gen. Oblig. BAN Series 2016, 2% 12/8/17	3,500,000	3,510,022
Boston Wtr. & Swr. Commission Rev. Bonds Series 2009 A, 5% 11/1/17	2,000,000	2,020,403
Gloucester Gen. Oblig. BAN Series 2017, 2% 2/2/18	7,097,000	7,131,519
Massachusetts Dev. Fin. Agcy. Series 5, 0.95% 10/2/17, LOC TD Banknorth, NA, CP	3,926,000	3,926,000
Massachusetts Dev. Fin. Agcy. Elec. Util. Rev. Bonds Series 2017, 1.08% tender 8/2/17 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	13,300,000	13,300,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 05, 1.05% tender 8/29/17 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	28,000,000	28,000,000
Massachusetts Gen. Oblig. Bonds:
Series 2007 C:
5% 8/1/17 (Pre-Refunded to 8/1/17 @ 100)	40,000,000	40,000,000
5% 8/1/17 (Pre-Refunded to 8/1/17 @ 100)	10,500,000	10,500,000
5% 8/1/17 (Pre-Refunded to 8/1/17 @ 100)	2,000,000	2,000,000
5.25% 8/1/17 (Pre-Refunded to 8/1/17 @ 100)	1,400,000	1,400,000
Series 2012 D, 1.25% 1/1/18 (a)	12,200,000	12,200,000
Series B, 1.3% 2/1/18 (a)(e)	36,700,000	36,700,000
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
Series 08H1, 0.88% tender 8/4/17, CP mode	12,160,000	12,160,000
Series 08H2, 0.95% tender 9/6/17, CP mode	15,100,000	15,100,000
Series H1:
0.88% tender 8/3/17, CP mode	9,800,000	9,800,000
0.93% tender 9/7/17, CP mode	13,300,000	13,300,000
Series H2:
0.87% tender 8/2/17, CP mode	10,800,000	10,800,000
0.9% tender 9/8/17, CP mode	15,490,000	15,490,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 1% tender 9/5/17, CP mode	2,000,000	2,000,000
Massachusetts Port Auth. Rev.:
Bonds Series 2017 A, 5% 7/1/18 (b)	5,565,000	5,756,656
Series 12A, 0.89% 8/3/17, LOC TD Banknorth, NA, CP	7,000,000	7,000,000
Series 12B:
0.95% 9/7/17, LOC TD Banknorth, NA, CP (b)	31,000,000	31,000,000
0.95% 9/8/17, LOC TD Banknorth, NA, CP (b)	31,000,000	31,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Bonds Series 2007 A, 5% 8/15/17 (Pre-Refunded to 8/15/17 @ 100)	8,310,000	8,323,078
Series B:
0.9% 8/7/17, LOC Citibank NA, CP	27,200,000	27,200,000
0.91% 8/21/17, LOC Citibank NA, CP	15,400,000	15,400,000
0.92% 9/12/17, LOC Citibank NA, CP	15,400,000	15,400,000
0.95% 10/10/17, LOC Citibank NA, CP	23,900,000	23,900,000
0.95% 10/11/17, LOC Citibank NA, CP	25,400,000	25,400,000
Series C:
0.92% 8/1/17, LOC Barclays Bank PLC, CP	21,000,000	21,000,000
0.92% 8/2/17, LOC Barclays Bank PLC, CP	17,100,000	17,100,000
0.92% 8/3/17, LOC Barclays Bank PLC, CP	13,140,000	13,140,000
0.92% 8/4/17, LOC Barclays Bank PLC, CP	7,800,000	7,800,000
0.95% 9/5/17, LOC Barclays Bank PLC, CP	30,800,000	30,800,000
0.95% 9/6/17, LOC Barclays Bank PLC, CP	24,600,000	24,600,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 16, 0.9% 8/8/17, LOC TD Banknorth, NA, CP	11,500,000	11,500,000
Orleans Gen. Oblig. Anticipation Notes BAN Series 2017, 2% 2/9/18	12,300,000	12,362,738
Revere Gen. Oblig. BAN 2.5% 4/13/18	3,706,627	3,738,323
Topsfield Gen. Oblig. BAN Series 2016, 2% 10/20/17	2,177,000	2,181,340
Tyngsborough Gen. Oblig. BAN Series 2017, 1.25% 10/20/17	3,055,000	3,056,646
Wakefield Gen. Oblig. BAN Series 2017, 1.75% 10/5/17	3,899,743	3,904,539
West Boylston Gen. Oblig. Anticipation Notes BAN Series 2016, 2% 11/17/17	4,671,000	4,686,065
Westfield Gen. Oblig. BAN 2% 10/31/17	9,127,646	9,148,334
Woburn Gen. Oblig. BAN Series 2017, 1.85% 9/29/17	5,400,000	5,407,422
		600,143,085
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series A-1 1.08% tender 8/3/17, CP mode (b)	6,100,000	6,100,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 1.05% tender 8/11/17, CP mode (b)	3,700,000	3,700,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 1.07% tender 9/5/17, CP mode (b)	3,000,000	3,000,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $641,958,085)		641,958,085
	Shares	Value

Investment Company - 11.9%
Fidelity Municipal Cash Central Fund, 0.86% (f)(g)
(Cost $359,820,491)	359,820,490	359,820,491
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $3,012,604,572)		3,012,604,572
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,724,208
NET ASSETS - 100%		$3,014,328,780

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $145,125,000 or 4.8% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,075,000 or 1.3% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Massachusetts Clean Wtr. Trust Bonds Series Clipper 09 30, 1.02%, tender 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	5/1/08 - 3/18/15	$12,200,000
Massachusetts Dev. Fin. Agcy. Rev. Bonds Series WF 10 56C, 1.12%, tender 1/25/18 (Liquidity Facility Wells Fargo Bank NA)	12/23/10 - 8/4/11	$19,805,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 37, 1.02%, tender 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	2/15/07 - 5/1/08	$36,075,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 1.02%, tender 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$42,200,000
Massachusetts St. Wtr. Resources Auth. Bonds Series 2016 E74, 1%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada)	7/1/16 - 1/3/17	$34,845,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$1,543,301
Total	$1,543,301

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,652,784,081)	$2,652,784,081
Fidelity Central Funds (cost $359,820,491)	359,820,491
Total Investments (cost $3,012,604,572)		$3,012,604,572
Cash		36,119
Receivable for investments sold		3,000,000
Receivable for fund shares sold		419,416
Interest receivable		5,461,736
Distributions receivable from Fidelity Central Funds		279,603
Other receivables		315
Total assets		3,021,801,761
Liabilities
Payable for fund shares redeemed	$6,200,635
Distributions payable	25,210
Accrued management fee	913,083
Other affiliated payables	302,099
Other payables and accrued expenses	31,954
Total liabilities		7,472,981
Net Assets		$3,014,328,780
Net Assets consist of:
Paid in capital		$3,017,048,434
Undistributed net investment income		53,334
Accumulated undistributed net realized gain (loss) on investments		(2,772,988)
Net Assets, for 3,010,845,593 shares outstanding		$3,014,328,780
Net Asset Value, offering price and redemption price per share ($3,014,328,780 ÷ 3,010,845,593 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2017 (Unaudited)
Investment Income
Interest		$12,013,744
Income from Fidelity Central Funds		1,543,301
Total income		13,557,045
Expenses
Management fee	$5,853,335
Transfer agent fees	1,773,653
Accounting fees and expenses	146,862
Custodian fees and expenses	10,770
Independent trustees' fees and expenses	6,361
Registration fees	14,132
Audit	20,700
Legal	13,051
Miscellaneous	15,709
Total expenses before reductions	7,854,573
Expense reductions	(11,464)	7,843,109
Net investment income (loss)		5,713,936
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(236,311)
Fidelity Central Funds	(6,910)
Total net realized gain (loss)		(243,221)
Net increase in net assets resulting from operations		$5,470,715

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2017 (Unaudited)	Year ended January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,713,936	$4,451,173
Net realized gain (loss)	(243,221)	56,417
Net increase in net assets resulting from operations	5,470,715	4,507,590
Distributions to shareholders from net investment income	(5,660,602)	(4,426,038)
Distributions to shareholders from net realized gain	(2,581,689)	(537,026)
Total distributions	(8,242,291)	(4,963,064)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	138,727,435	3,599,895,349
Reinvestment of distributions	8,045,453	4,825,804
Cost of shares redeemed	(682,275,298)	(6,447,683,286)
Net increase (decrease) in net assets and shares resulting from share transactions	(535,502,410)	(2,842,962,133)
Total increase (decrease) in net assets	(538,273,986)	(2,843,417,607)
Net Assets
Beginning of period	3,552,602,766	6,396,020,373
End of period	$3,014,328,780	$3,552,602,766
Other Information
Undistributed net investment income end of period	$53,334	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Massachusetts Municipal Money Market Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.002	.001	–A	–A	–A	–A
Distributions from net investment income	(.002)	(.001)	–A	–A	–A	–A
Distributions from net realized gain	(.001)	–A	–A	–A	–	–
Total distributions	(.002)B	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.25%	.12%	.02%	.02%	.01%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.48%	.49%	.49%	.50%	.50%
Expenses net of fee waivers, if any	.48%G	.37%	.05%	.06%	.10%	.17%
Expenses net of all reductions	.48%G	.37%	.05%	.06%	.10%	.17%
Net investment income (loss)	.35%G	.09%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$3,014,329	$3,552,603	$6,396,020	$6,701,648	$6,453,250	$6,002,818

 A Amount represents less than $.0005 per share.

 B Total distributions of $.002 per share is comprised of distributions from net investment income of $.0017 and distributions from net realized gain of $.0007 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2017

1. Organization.

Fidelity Massachusetts Municipal Income Fund (the Income Fund) and Fidelity Massachusetts Municipal Money Market Fund (the Money Market Fund) are funds of Fidelity Massachusetts Municipal Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Massachusetts Municipal Income Fund	$2,055,742,159	$94,177,548	$(14,571,870)	$79,605,678
Fidelity Massachusetts Municipal Money Market Fund	3,012,604,572	–	–	–

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $184,198,095 and $147,490,401, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Massachusetts Municipal Income Fund	.25%	.11%	.36%
Fidelity Massachusetts Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Massachusetts Municipal Income Fund	.07%
Fidelity Massachusetts Municipal Money Market Fund	.11%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Massachusetts Municipal Income Fund	$3,488

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

Custody expense reduction
Fidelity Massachusetts Municipal Income Fund	$7,683
Fidelity Massachusetts Municipal Money Market Fund	46

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Massachusetts Municipal Income Fund	$6,465
Fidelity Massachusetts Municipal Money Market Fund	11,418

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period-B February 1, 2017 to July 31, 2017
Fidelity Massachusetts Municipal Income Fund	.46%
Actual		$1,000.00	$1,035.80	$2.32
Hypothetical-C		$1,000.00	$1,022.51	$2.31
Fidelity Massachusetts Municipal Money Market Fund	.48%
Actual		$1,000.00	$1,002.50	$2.38
Hypothetical-C		$1,000.00	$1,022.41	$2.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MAS-SANN-0917
1.536216.120

Fidelity® Massachusetts AMT Tax-Free Money Market Fund Fidelity® Massachusetts AMT Tax-Free Money Market Fund Institutional Class Service Class Semi-Annual Report July 31, 2017

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Institutional and Service Class, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.

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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

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Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 7/31/17	% of fund's investments 1/31/17	% of fund's investments 7/31/16
1 - 7	88.3	83.9	86.0
8 - 30	2.2	2.8	1.7
31 - 60	6.0	4.9	5.1
61 - 90	2.7	2.1	2.9
91 - 180	0.4	3.6	1.7
> 180	0.4	2.7	2.6

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of July 31, 2017
Variable Rate Demand Notes (VRDNs)	52.9%
Tender Option Bond	15.7%
Other Municipal Security	16.3%
Investment Companies	14.8%
Net Other Assets (Liabilities)	0.3%

As of January 31, 2017
Variable Rate Demand Notes (VRDNs)	46.3%
Tender Option Bond	18.2%
Other Municipal Security	20.4%
Investment Companies	15.6%
Net Other Assets (Liabilities)*	(0.5)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	7/31/17	4/30/17	1/31/17	10/31/16	7/31/16
Fidelity® Massachusetts AMT Tax-Free Money Market Fund	0.53%	0.62%	0.40%	0.35%	0.16%
Institutional Class	0.63%	0.72%	0.49%	0.44%	0.25%
Service Class	0.38%	0.47%	0.24%	0.20%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending July 31, 2017, the most recent period shown in the table, would have been 0.58% for the Institutional Class and 0.34% for the Service Class.

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 52.9%
	Principal Amount	Value
Alaska - 0.1%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.85% 8/7/17, VRDN (a)	$700,000	$700,000
Connecticut - 0.6%
Connecticut Gen. Oblig. Series 2016 C, 0.94% 8/7/17 (Liquidity Facility Bank of America NA), VRDN (a)	6,100,000	6,100,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.99% 8/7/17, VRDN (a)	100,000	100,000
Series 1999 A, 0.86% 8/7/17, VRDN (a)	200,000	200,000
		300,000
Indiana - 0.0%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 0.96% 8/7/17, VRDN (a)	400,000	400,000
Series I, 0.96% 8/7/17, VRDN (a)	200,000	200,000
		600,000
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.94% 8/7/17, VRDN (a)	1,500,000	1,500,000
Series 2010 B1, 0.94% 8/7/17, VRDN (a)	3,100,000	3,100,000
		4,600,000
Massachusetts - 51.2%
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.8% 8/7/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)	5,805,000	5,805,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.87% 8/7/17, LOC Citibank NA, VRDN (a)	18,850,000	18,850,000
Series 2010 A2, 0.83% 8/7/17, LOC Barclays Bank PLC, VRDN (a)	23,800,000	23,800,000
Series 2010 A3, 0.8% 8/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	38,010,000	38,010,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.8% 8/7/17, LOC Bank of America NA, VRDN (a)	12,120,000	12,120,000
(Boston Univ. Proj.):
Series U-6C, 0.69% 8/1/17, LOC TD Banknorth, NA, VRDN (a)	9,100,000	9,100,000
Series U3, 0.77% 8/7/17, LOC Northern Trust Co., VRDN (a)	5,900,000	5,900,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.82% 8/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,365,000	3,365,000
(College of the Holy Cross Proj.) Series 2008 A, 0.69% 8/1/17, LOC JPMorgan Chase Bank, VRDN (a)	8,335,000	8,335,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.83% 8/7/17, LOC TD Banknorth, NA, VRDN (a)	4,455,000	4,455,000
(ISO New England, Inc. Proj.) Series 2005, 0.78% 8/7/17, LOC TD Banknorth, NA, VRDN (a)	22,980,000	22,980,000
(Partners HealthCare Sys. Proj.):
Series 2011 K2, 0.83% 8/7/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	11,300,000	11,300,000
Series 2014 M1, 0.72% 8/1/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,650,000	1,650,000
(Simmons College Proj.) Series G, 0.83% 8/7/17, LOC JPMorgan Chase Bank, VRDN (a)	4,705,000	4,705,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.8% 8/7/17, LOC TD Banknorth, NA, VRDN (a)	28,620,000	28,620,000
Series 2006, 0.78% 8/7/17, LOC TD Banknorth, NA, VRDN (a)	3,265,000	3,265,000
Series 2010, 0.84% 8/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	960,000	960,000
Series 2014 M2, 0.8% 8/7/17, LOC Bank of New York, New York, VRDN (a)	6,100,000	6,100,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.) Series 2000 A, 0.81% 8/7/17 (Liquidity Facility Citibank NA), VRDN (a)	11,365,000	11,365,000
Series 2001 C, 0.81% 8/7/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	13,000,000	13,000,000
Series 2006 A, 0.62% 8/1/17 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	2,855,000	2,855,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.):
Series 2005 I, 0.77% 8/7/17, VRDN (a)	14,790,000	14,790,000
Series 2005 J1, 0.77% 8/7/17, VRDN (a)	4,500,000	4,500,000
Series 2005 J2, 0.67% 8/1/17, VRDN (a)	4,720,000	4,720,000
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.89% 8/7/17, LOC JPMorgan Chase Bank, VRDN (a)	10,000,000	10,000,000
Series 2009 J2, 0.72% 8/1/17, LOC JPMorgan Chase Bank, VRDN (a)	7,650,000	7,650,000
Series 2009 K, 0.87% 8/7/17, LOC Bank of America NA, VRDN (a)	9,950,000	9,950,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.72% 8/1/17, LOC Wells Fargo Bank NA, VRDN (a)	2,205,000	2,205,000
(Boston Univ. Proj.) Series H, 0.77% 8/7/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)	11,500,000	11,500,000
(Children's Hosp. Proj.):
Series 2010 N3, 0.81% 8/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,900,000	2,900,000
Series 2010 N4, 0.74% 8/1/17, LOC Wells Fargo Bank NA, VRDN (a)	16,790,000	16,790,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.81% 8/7/17, LOC HSBC Bank U.S.A., NA, VRDN (a)	800,000	800,000
(Harvard Univ. Proj.):
Series R, 0.32% 8/1/17, VRDN (a)	1,200,000	1,200,000
Series Y, 0.8% 8/7/17, VRDN (a)	3,290,000	3,290,000
(Henry Heywood Memorial Hosp. Proj.):
Series 2008 C, 0.75% 8/1/17, LOC TD Banknorth, NA, VRDN (a)	1,000,000	1,000,000
Series 2009 C, 0.75% 8/1/17, LOC TD Banknorth, NA, VRDN (a)	4,590,000	4,590,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.78% 8/7/17, VRDN (a)	25,500,000	25,500,000
Series 2001 J2, 0.8% 8/7/17, VRDN (a)	13,025,000	13,025,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.88% 8/7/17, LOC JPMorgan Chase Bank, VRDN (a)	8,735,000	8,735,000
(Williams College Proj.):
Series I, 0.8% 8/7/17, VRDN (a)	9,586,000	9,586,000
Series J, 0.77% 8/7/17, VRDN (a)	24,821,000	24,821,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2009 A, 0.84% 8/7/17, LOC TD Banknorth, NA, VRDN (a)	1,990,000	1,990,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev. 0.78% 8/7/17, LOC TD Banknorth, NA, VRDN (a)	2,900,000	2,900,000
Massachusetts Indl. Fin. Agcy. Rev.:
(Governor Dummer Academy Proj.) Series 1996, 0.83% 8/7/17, LOC TD Banknorth, NA, VRDN (a)	700,000	700,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.82% 8/7/17, LOC TD Banknorth, NA, VRDN (a)	2,360,000	2,360,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1999 B, 0.8% 8/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	10,200,000	10,200,000
Series 2002 C, 0.72% 8/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,220,000	4,220,000
Series 2008 C2, 0.81% 8/7/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	9,815,000	9,815,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.83% 8/7/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	41,635,000	41,635,000
FHLMC Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 0.87% 8/7/17, LOC Freddie Mac, VRDN (a)	3,435,000	3,435,000
		491,347,000
Nevada - 0.3%
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.84% 8/7/17, LOC Bank of America NA, VRDN (a)	2,900,000	2,900,000
New York - 0.2%
FNMA New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, 0.82% 8/7/17, LOC Fannie Mae, VRDN (a)	1,700,000	1,700,000
Wyoming - 0.0%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.9% 8/7/17, VRDN (a)	200,000	200,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $508,447,000)		508,447,000

Tender Option Bond - 15.7%
California - 0.1%
Dignity Health Participating VRDN Series 17 04, 0.9% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	600,000	600,000
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 1.02% 8/7/17 (Liquidity Facility Citibank NA) (a)(b)	200,000	200,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 0.91% 8/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	100,000	100,000
		300,000
Illinois - 0.1%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.92% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	700,000	700,000
Massachusetts - 15.4%
Billerica Gen. Oblig. Bonds Series Solar 17 0027, 0.98%, tender 8/10/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	900,000	900,000
JPMorgan Chase Participating VRDN Series Putters 16 5005, 0.8% 8/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	25,000,000	25,000,000
Massachusetts Commonwealth Trans. Fund Rev. Bonds Series 2016 20, 0.87%, tender 8/3/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	3,190,000	3,190,000
Massachusetts Dev. Fin. Agcy. Participating VRDN Series Floaters XM 03 68, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	400,000	400,000
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN:
Series 15 XF0245, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	400,000	400,000
Series 2016 XF2207, 0.84% 8/7/17 (Liquidity Facility Citibank NA) (a)(b)	2,000,000	2,000,000
Series 2016 XM0137, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,650,000	1,650,000
Series MS 3373, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	900,000	900,000
Massachusetts Gen. Oblig.:
Bonds:
Series Clipper 09 37, 1.02%, tender 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	12,000,000	12,000,000
Series Clipper 09 67, 0.87%, tender 8/3/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	20,700,000	20,700,000
Series Clipper 09 69, 1.02%, tender 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	6,100,000	6,100,000
Participating VRDN:
Series 16 XF0374, 0.87% 8/7/17 (Liquidity Facility Bank of America NA) (a)(b)	1,000,000	1,000,000
Series 16 XM 03 35, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	800,000	800,000
Series 16 XM0221, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,800,000	4,800,000
Series Floaters 16 ZF2364, 0.85% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	935,000	935,000
Series Floaters XF 05 30, 0.86% 8/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	500,000	500,000
Series Floaters XG 01 42, 0.84% 8/7/17 (Liquidity Facility Citibank NA) (a)(b)	1,015,000	1,015,000
Series Floaters XM 03 72, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,500,000	3,500,000
Massachusetts Health & Edl. Facilities Auth. Participating VRDN Series XL 00 17, 0.89% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,550,000	2,550,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 XG0014, 0.85% 8/7/17 (Liquidity Facility Bank of America NA) (a)(b)	5,550,000	5,550,000
Series 16 XM0217, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,700,000	10,700,000
Series Floaters XF 00 47, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,500,000	1,500,000
Massachusetts School Bldg. Auth. Participating VRDN Series Floaters XM 03 89, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	600,000	600,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Bonds Series Solar 17 13, 0.87%, tender 8/3/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	700,000	700,000
Participating VRDN:
Series 15 XF2203, 0.84% 8/7/17 (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
Series 16 XM0239, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,800,000	1,800,000
Series 16 ZM0173, 0.85% 8/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,000,000	1,000,000
Series EGL 15 0004, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(b)	5,900,000	5,900,000
Series EGL 15 001, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(b)	5,900,000	5,900,000
Series EGL 15 002, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(b)	6,600,000	6,600,000
Series EGL 15 003, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(b)	6,000,000	6,000,000
Series Floaters XX 10 08, 0.84% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,000,000	1,000,000
Series Floaters YX 10 29, 0.84% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	800,000	800,000
Series MS 30911, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,335,000	1,335,000
Series ROC II R 14021, 0.84% 8/7/17 (Liquidity Facility Citibank NA) (a)(b)	1,500,000	1,500,000
Massachusetts St. Wtr. Resources Auth. Bonds Series 2016 E74, 1%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,425,000	4,425,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Participating VRDN Series XL 0042, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,000,000	1,000,000
		147,650,000
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.91% 8/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	200,000	200,000
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.01% 8/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	200,000	200,000
Ohio - 0.0%
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1% 9/11/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	400,000	400,000
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.97% 8/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	580,000	580,000
TOTAL TENDER OPTION BOND
(Cost $150,630,000)		150,630,000

Other Municipal Security - 16.3%
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.92%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (a)	1,885,000	1,885,000
Series 2010 A2, 0.92%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (a)	1,600,000	1,600,000
		3,485,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.99% tender 8/2/17, CP mode	700,000	700,000
Massachusetts - 15.8%
Danvers Gen. Oblig. BAN 1.5% 8/18/17	1,260,000	1,260,307
Gloucester Gen. Oblig. BAN Series 2017, 2% 2/2/18	1,500,000	1,507,296
Massachusetts Dev. Fin. Agcy. Series 5, 0.95% 10/2/17, LOC TD Banknorth, NA, CP	1,200,000	1,200,000
Massachusetts Dev. Fin. Agcy. Rev. Bonds Series 2011 K5, 5%, tender 1/18/18 (a)	855,000	870,215
Massachusetts Gen. Oblig. Bonds:
Series 2007 C:
5% 8/1/17 (Pre-Refunded to 8/1/17 @ 100)	6,000,000	6,000,000
5% 8/1/17 (Pre-Refunded to 8/1/17 @ 100)	9,500,000	9,500,000
5% 8/1/17 (Pre-Refunded to 8/1/17 @ 100)	200,000	200,000
Series 2012 D, 1.25% 1/1/18 (a)	2,775,000	2,775,000
Series B, 1.3% 2/1/18 (a)(d)	7,100,000	7,100,000
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
(Berklee College Proj.) 5% 10/1/17 (Pre-Refunded to 10/1/17 @ 100)	3,150,000	3,171,251
Series 08H1, 0.88% tender 8/4/17, CP mode	3,500,000	3,500,000
Series 08H2, 0.95% tender 9/6/17, CP mode	4,485,000	4,485,000
Series H1:
0.88% tender 8/3/17, CP mode	2,700,000	2,700,000
0.93% tender 9/7/17, CP mode	4,000,000	4,000,000
Series H2:
0.87% tender 8/2/17, CP mode	3,035,000	3,035,000
0.9% tender 9/8/17, CP mode	4,300,000	4,300,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 92, 1% tender 8/24/17, CP mode	1,000,000	1,000,000
Series 93 B, 1.01% tender 8/22/17, CP mode	8,400,000	8,400,000
Massachusetts Port Auth. Rev. Series 12A, 0.89% 8/3/17, LOC TD Banknorth, NA, CP	2,000,000	2,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Bonds Series 2007 A, 5% 8/15/17 (Pre-Refunded to 8/15/17 @ 100)	1,500,000	1,502,361
Series B:
0.9% 8/7/17, LOC Citibank NA, CP	7,800,000	7,800,000
0.91% 8/21/17, LOC Citibank NA, CP	4,600,000	4,600,000
0.92% 9/12/17, LOC Citibank NA, CP	4,600,000	4,600,000
0.95% 10/10/17, LOC Citibank NA, CP	7,100,000	7,100,000
0.95% 10/11/17, LOC Citibank NA, CP	7,600,000	7,600,000
Series C:
0.92% 8/1/17, LOC Barclays Bank PLC, CP	7,960,000	7,960,000
0.92% 8/2/17, LOC Barclays Bank PLC, CP	4,900,000	4,900,000
0.92% 8/3/17, LOC Barclays Bank PLC, CP	3,900,000	3,900,000
0.92% 8/4/17, LOC Barclays Bank PLC, CP	2,200,000	2,200,000
0.95% 9/5/17, LOC Barclays Bank PLC, CP	9,200,000	9,200,000
0.95% 9/6/17, LOC Barclays Bank PLC, CP	7,400,000	7,400,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 16, 0.9% 8/8/17, LOC TD Banknorth, NA, CP	3,500,000	3,500,000
Orleans Gen. Oblig. Anticipation Notes BAN Series 2017, 2% 2/9/18	2,679,840	2,693,509
Salisbury Gen. Oblig. BAN Series 2016, 2% 9/15/17	3,289,200	3,293,771
Tyngsborough Gen. Oblig. BAN Series 2017, 1.25% 10/20/17	900,000	900,485
Wakefield Gen. Oblig. BAN Series 2017, 1.75% 10/5/17	1,000,000	1,001,230
West Boylston Gen. Oblig. Anticipation Notes BAN Series 2016, 2% 11/17/17	1,000,000	1,003,225
Westfield Gen. Oblig. BAN 2% 10/31/17	2,300,000	2,305,213
Woburn Gen. Oblig. BAN Series 2017, 1.85% 9/29/17	1,510,000	1,512,076
		151,975,939
TOTAL OTHER MUNICIPAL SECURITY
(Cost $156,160,939)		156,160,939
	Shares	Value

Investment Company - 14.8%
Fidelity Tax-Free Cash Central Fund, 0.81% (e)(f)
(Cost $142,216,222)	142,213,462	142,216,222
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $957,454,161)		957,454,161
NET OTHER ASSETS (LIABILITIES) - 0.3%		2,725,026
NET ASSETS - 100%		$960,179,187

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,525,000 or 2.3% of net assets.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,500,000 or 0.8% of net assets.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Bonds Series Clipper 09 37, 1.02%, tender 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	2/15/07 - 4/5/07	$12,000,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 1.02%, tender 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$6,100,000
Massachusetts St. Wtr. Resources Auth. Bonds Series 2016 E74, 1%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada)	7/1/16 - 1/3/17	$4,425,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$514,990
Total	$514,990

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $815,237,939)	$815,237,939
Fidelity Central Funds (cost $142,216,222)	142,216,222
Total Investments (cost $957,454,161)		$957,454,161
Cash		922,563
Receivable for investments sold		300,000
Receivable for fund shares sold		3,237,254
Interest receivable		1,451,309
Distributions receivable from Fidelity Central Funds		100,030
Receivable from investment adviser for expense reductions		28,083
Other receivables		53
Total assets		963,493,453
Liabilities
Payable for investments purchased	$1,048,110
Payable for fund shares redeemed	1,961,280
Distributions payable	100,624
Accrued management fee	156,072
Distribution and service plan fees payable	21
Other affiliated payables	48,159
Total liabilities		3,314,266
Net Assets		$960,179,187
Net Assets consist of:
Paid in capital		$960,219,790
Undistributed net investment income		9,691
Accumulated undistributed net realized gain (loss) on investments		(50,294)
Net Assets		$960,179,187
Massachusetts AMT Tax-Free Money Market Fund:
Net Asset Value, offering price and redemption price per share ($220,261,941 ÷ 220,045,195 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($739,816,724 ÷ 739,381,760 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($100,522 ÷ 100,461 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2017 (Unaudited)
Investment Income
Interest		$2,994,858
Income from Fidelity Central Funds		514,990
Total income		3,509,848
Expenses
Management fee	$869,508
Transfer agent fees	269,761
Distribution and service plan fees	126
Independent trustees' fees and expenses	1,574
Total expenses before reductions	1,140,969
Expense reductions	(171,110)	969,859
Net investment income (loss)		2,539,989
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(61,229)
Fidelity Central Funds	535
Total net realized gain (loss)		(60,694)
Net increase in net assets resulting from operations		$2,479,295

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2017 (Unaudited)	Year ended January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,539,989	$1,793,726
Net realized gain (loss)	(60,694)	41,999
Net increase in net assets resulting from operations	2,479,295	1,835,725
Distributions to shareholders from net investment income	(2,530,298)	(1,789,876)
Distributions to shareholders from net realized gain	(41,132)	–
Total distributions	(2,571,430)	(1,789,876)
Share transactions - net increase (decrease)	170,860,073	156,139,724
Total increase (decrease) in net assets	170,767,938	156,185,573
Net Assets
Beginning of period	789,411,249	633,225,676
End of period	$960,179,187	$789,411,249
Other Information
Undistributed net investment income end of period	$9,691	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Massachusetts AMT Tax-Free Money Market Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.002	–A	–A	–A	–A
Net realized and unrealized gain (loss)	–A	–A	.001	–A	–A	–A
Total from investment operations	.003	.002	.001	–A	–A	–A
Distributions from net investment income	(.003)	(.002)	–A	–A	–A	–A
Distributions from net realized gain	–A	–	(.001)	–A	–A	–A
Total distributions	(.003)	(.002)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.26%	.22%	.11%	.04%	.02%	.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.30%F	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30%F	.26%	.05%	.07%	.10%	.17%
Expenses net of all reductions	.30%F	.26%	.05%	.06%	.10%	.17%
Net investment income (loss)	.51%F	.23%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$220,262	$200,828	$200,616	$235,903	$250,871	$272,374

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Massachusetts AMT Tax-Free Money Market Fund Institutional Class

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.003	–A	–A	–A	–A
Net realized and unrealized gain (loss)	–A	–A	.001	–A	–A	–A
Total from investment operations	.003	.003	.001	–A	–A	–A
Distributions from net investment income	(.003)	(.003)	–A	–A	–A	–A
Distributions from net realized gain	–A	–	(.001)	–A	–A	–A
Total distributions	(.003)	(.003)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.31%	.30%	.11%	.04%	.02%	.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%F	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%F	.18%	.05%	.07%	.10%	.17%
Expenses net of all reductions	.20%F	.18%	.05%	.06%	.10%	.17%
Net investment income (loss)	.61%F	.31%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$739,817	$588,483	$432,509	$484,222	$566,873	$660,561

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Massachusetts AMT Tax-Free Money Market Fund Service Class

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)	–A	–A	.001	–A	–A	–A
Total from investment operations	.002	.001	.001	–A	–A	–A
Distributions from net investment income	(.002)	(.001)	–A	–A	–A	–A
Distributions from net realized gain	–A	–	(.001)	–A	–A	–A
Total distributions	(.002)	(.001)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.18%	.11%	.11%	.04%	.02%	.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.45%F	.37%	.05%	.06%	.10%	.18%
Expenses net of all reductions	.45%F	.37%	.05%	.06%	.10%	.18%
Net investment income (loss)	.36%F	.12%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$101	$100	$100	$100	$146	$94

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2017

1. Organization.

Fidelity Massachusetts AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity Massachusetts Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Massachusetts AMT Tax-Free Money Market Fund, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax cost	$957,454,161

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Massachusetts AMT Tax-Free Money Market Fund so that the total expenses do not exceed .35% expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$126	$126

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of Massachusetts AMT Tax-Free Money Market Fund, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. Massachusetts AMT Tax-Free Money Market Fund pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Amount
Massachusetts AMT Tax-Free Money Market Fund	$104,019
Institutional Class	165,717
Service Class	25
$269,761

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $171,016 and $28, respectively.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $66.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2017	Year ended January 31, 2017
From net investment income
Massachusetts AMT Tax-Free Money Market Fund	$521,723	$425,246
Institutional Class	2,008,397	1,364,519
Service Class	178	111
Total	$2,530,298	$1,789,876
From net realized gain
Massachusetts AMT Tax-Free Money Market Fund	$10,186	$–
Institutional Class	30,941	–
Service Class	5	–
Total	$41,132	$–

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Six months ended July 31, 2017	Year ended January 31, 2017
Massachusetts AMT Tax-Free Money Market Fund
Shares sold	65,025,864	94,094,659
Reinvestment of distributions	479,497	395,310
Shares redeemed	(46,039,739)	(94,252,433)
Net increase (decrease)	19,465,622	237,536
Institutional Class
Shares sold	313,182,805	349,526,471
Reinvestment of distributions	1,592,881	1,118,113
Shares redeemed	(163,381,418)	(194,742,507)
Net increase (decrease)	151,394,268	155,902,077
Service Class
Reinvestment of distributions	183	111
Net increase (decrease)	183	111

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period-B February 1, 2017 to July 31, 2017
Massachusetts AMT Tax-Free Money Market Fund	.30%
Actual		$1,000.00	$1,002.60	$1.49
Hypothetical-C		$1,000.00	$1,023.31	$1.51
Institutional Class	.20%
Actual		$1,000.00	$1,003.10	$.99
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Service Class	.45%
Actual		$1,000.00	$1,001.80	$2.23
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SMA-SANN-0917
1.854004.110

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Massachusetts Municipal Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 25, 2017